INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in Precision Autoimmune Therapeutics Co Ltd (PAT) (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Profit or loss from related party		$ 5,000
Beijing Tianshi Tongda Pharmaceuticals Technology Co., Ltd
Schedule of Investments [Line Items]
Profit or loss from related party		5,000
Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments [Line Items]
Aggregate consideration for equity investment	$ 3,000		¥ 20.0
Profit or loss from related party	$ 800	$ 800
CASI China | Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments [Line Items]
Percentage of equity held in joint venture	15.00%
Percentage of interest in board seats	33.33%